NET INVESTMENT IN SALES-TYPE LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
NET INVESTMENT IN SALES-TYPE LEASES [Abstract]
NET INVESTMENT IN SALES-TYPE LEASES
NOTE 3 –NET INVESTMENT IN SALES-TYPE LEASES

The Company's leasing operations consist principally of leasing vehicles under sales-type leases expiring in various years to 2018.  Following is a summary of the components of the Company's net investment in sales-type leases at September 30, 2014 and December 31, 2013:

	As of September 30, 2014	As of December 31, 2013

Total Minimum Lease Payments to be Received	$10,726,664	$13,104,749
Residual Values	7,457,777	9,526,069
Lease Carrying Value	18,184,441	22,630,818
Less: Allowance for Uncollectible Amounts	(344,499)	(445,214)
Less: Unearned Income	(3,175,128)	(3,932,832)
Net Investment in Sales-Type Leases	$14,664,814	$18,252,772

NOTE 3 –NET INVESTMENT IN SALES-TYPE LEASES

The Company's leasing operations consist principally of leasing vehicles under sales-type leases expiring in various years to 2014. Following is a summary of the components of the Company's net investment in sales-type leases at December 31, 2013 and 2012:

	As of	As of
	December 31, 2013	December 31, 2012

Total Minimum Lease Payments to be Received	$13,104,749	$16,222,484
Residual Values	9,526,069	12,209,373
Lease Carrying Value	22,630,818	28,431,857
Less: Allowance for Uncollectible Amounts	(445,214)	(305,174)
Less: Unearned Income	(3,932,832)	(5,465,179)
Net Investment in Sales-Type Leases	$18,252,772	$22,661,504